Related party transactions and key management personnel - Summary of transactions between related parties (Details) - Associates - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties
Revenue	€ 15	€ 504	€ 1,437
Expense		577	1,199
Nsoft
Disclosure of transactions between related parties
Revenue			824
Expense			274
Bayes
Disclosure of transactions between related parties
Revenue	€ 15	91
Expense		189	775
SportTech
Disclosure of transactions between related parties
Revenue		413	613
Expense		€ 388	€ 150